Loans Receivable and Allowance for Loan Losses (Information Regarding Loans Acquired and Accounted for in Accordance with ASC 310-30) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable and Allowance for Loan Losses [Abstract]
Outstanding Balance	$ 793	$ 1,055
Carrying Amount	$ 696	$ 886